CURRENT AND DEFERRED TAXES - Schedule of income before tax from the chilean legal tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Income tax benefit/(expense) using the legal tax rate	$ (161,053)	$ (363,434)	$ 1,102,736
Income tax benefit/(expense) using the legal tax rate, percentage	(27.00%)	(27.00%)	(27.00%)
Tax effect by change in tax rate	$ 0	$ 9,016	$ 0
Tax effect by change in tax rate, percentage	0.00%	0.67%	0.00%
Tax effect of rates in other jurisdictions	$ (50,042)	$ 20,398	$ 54,775
Tax effect of rates in other jurisdictions, percentage	(8.39%)	1.52%	(1.34%)
Tax effect of non-taxable income	$ 25,459	$ 1,201,618	$ 9,444
Tax effect of non-taxable operating revenues, percentage	4.27%	89.27%	(0.23%)
Tax effect of disallowable expenses	$ (23,272)	$ (33,855)	$ (30,928)
Tax effect of disallowable expenses, percentage	(3.90%)	(2.52%)	0.76%
Derecognition of deferred tax liabilities for early termination of aircraft financing	$ 53,162	$ 90,823	$ 205,458
Derecognition of deferred tax liabilities for early termination of aircraft financing, percentage	8.91%	6.75%	(5.03%)
Tax effect for goodwill impairment losses	$ 0	$ 0
Tax effect for goodwill impairment losses, percentage	0.00%	0.00%
Derecognition of deferred tax assets not recoverable	$ 0	$ (6,173)	$ (1,251,912)
Derecognition of deferred tax assets not recoverable, percentage	0.00%	(0.46%)	30.65%
Deferred tax asset not recognized	$ 157,089	$ (990,095)	$ (667,702)
Deferred tax asset not recognized, percentage	26.34%	(73.56%)	16.35%
Other increases (decreases)	$ (16,285)	$ 62,788	$ 9,194
Other increases (decreases), percentage	(2.73%)	4.66%	(0.23%)
Total adjustments to tax expense using the legal rate	$ 146,111	$ 354,520	$ (1,671,671)
Total adjustments to tax expense using the legal rate, percentage	24.50%	26.33%	40.93%
Income tax benefit/(expense) using the effective rate	$ (14,942)	$ (8,914)	$ (568,935)
Income tax benefit/(expense) using the effective rate, percentage	(2.50%)	(0.67%)	13.93%